Income Taxes	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Income Taxes
Income Taxes

Income tax expense (benefit) attributable to continuing operations for the years ended December 31, 2014, 2013 and 2012 consists of the following (in millions):

	2014	2013	2012
Current provision:
Federal	$248.2	$232.2	$183.1
State	32.1	27.2	38.7
Foreign	63.7	49.3	33.2
Total current provision	$344.0	$308.7	$255.0
Deferred provision (benefit):
Federal	$(3.6)	$0.2	$14.5
State	(2.3)	(1.1)	0.8
Foreign	(3.0)	1.1	(0.2)
Total deferred provision	(8.9)	0.2	15.1
Total provision for income taxes	$335.1	$308.9	$270.1

The provision for income taxes is based on pre-tax income from continuing operations, which is as follows for the years ended December 31, 2014, 2013 and 2012 (in millions):

	2014	2013	2012
United States	$789.3	$753.8	$653.2
Foreign	264.1	69.7	175.1
Total	$1,053.4	$823.5	$828.3

Total income tax expense for the years ended December 31, 2014, 2013 and 2012 is allocated as follows (in millions):

	2014	2013	2012
Tax expense per statements of earnings	$335.1	$308.9	$270.1
Tax expense attributable to discontinued operations	(3.9)	2.3	68.2
Unrealized (loss) gain on investments and derivatives	1.0	0.4	0.7
Unrealized (loss) gain on foreign currency translation	(4.6)	(5.8)	(0.4)
Other components of other comprehensive income	(3.1)	(0.1)	(2.0)
Total income tax expense (benefit) allocated to other comprehensive income	(6.7)	(5.5)	(1.7)
Tax benefit from exercise of stock options	(39.5)	(40.4)	(31.1)
Total income tax expense	$285.0	$265.3	$305.5

A reconciliation of the federal statutory income tax rate to the Company’s effective income tax rate for the years ended December 31, 2014, 2013 and 2012 is as follows:

	2014	2013	2012
Federal statutory income tax rate	35.0%	35.0%	35.0%
State income taxes	4.6	4.6	4.6
Federal benefit of state taxes	(1.6)	(1.6)	(1.6)
Foreign rate differential	(2.6)	(2.5)	(2.8)
Capco contingent consideration	—	5.9	—
Other	(3.6)	(3.9)	(2.6)
Effective income tax rate	31.8%	37.5%	32.6%

The significant components of deferred income tax assets and liabilities as of December 31, 2014 and 2013 consist of the following (in millions):

	2014	2013
Deferred income tax assets:
Net operating loss carryforwards	$183.2	$155.8
Employee benefit accruals	55.5	62.0
Deferred revenue	43.7	38.0
Foreign currency translation adjustment	28.9	24.4
Accruals	27.1	30.0
Foreign tax credit carryforwards	12.7	24.4
State taxes	11.8	10.6
Allowance for doubtful accounts	3.6	4.4
Interest rate swaps	0.5	1.5
Total gross deferred income tax assets	367.0	351.1
Less valuation allowance	(121.7)	(97.7)
Total deferred income tax assets	245.3	253.4
Deferred income tax liabilities:
Amortization of goodwill and intangible assets	899.5	871.6
Deferred contract costs	91.1	82.2
Depreciation	48.4	49.1
Other	7.5	6.8
Total deferred income tax liabilities	1,046.5	1,009.7
Net deferred income tax liability	$801.2	$756.3

Deferred income taxes have been classified in the Consolidated Balance Sheets as of December 31, 2014 and 2013 as follows (in millions):

	2014	2013
Current assets	$67.4	$58.9
Noncurrent assets (included in other noncurrent assets)	9.5	10.5
Total deferred income tax assets	76.9	69.4
Current liabilities (included in accounts payable and accrued liabilities)	(3.7)	(2.1)
Noncurrent liabilities	(874.4)	(823.6)
Net deferred income tax liability	$(801.2)	$(756.3)

Management believes that based on its historical pattern of taxable income, projections of future income, tax planning strategies and other relevant evidence, the Company will produce sufficient income in the future to realize its deferred income tax assets. A valuation allowance is established for any portion of a deferred income tax asset for which management believes it is more likely than not that the Company will not be able to realize the benefits of all or a portion of that deferred income tax asset. We also receive periodic assessments from taxing authorities challenging our positions that must be taken into consideration in determining our tax accruals. Resolving these assessments, which may or may not result in additional taxes due, may require an extended period of time. Adjustments to the valuation allowance will be made if there is a change in management's assessment of the amount of deferred income tax asset that is realizable.

As of December 31, 2014 and 2013, the Company had income taxes receivable of $12.0 million and $30.0 million, respectively. These amounts are included in other receivables in the Consolidated Balance Sheets.

As of December 31, 2014 and 2013, the Company has federal, state and foreign net operating loss carryforwards resulting in deferred tax assets of $183.2 million and $155.8 million, respectively. The federal and state net operating losses result in deferred tax assets as of December 31, 2014 and 2013 of $26.1 million and $17.8 million, respectively, which expire between 2020 and 2034. The Company has a valuation allowance related to these deferred tax assets for state net operating loss carryforwards in the amounts of $8.8 million and $11.6 million as of December 31, 2014 and 2013. The Company has foreign net operating loss carryforwards resulting in deferred tax assets as of December 31, 2014 and 2013 of $157.1 million and $138.0 million, respectively. The Company has valuation allowances related to these net operating losses as of December 31, 2014 and 2013 of $112.9 million and $86.1 million, respectively. As of December 31, 2014 and 2013, the Company had foreign tax credit carryforwards of $12.7 million and $24.4 million, respectively, which expire between 2020 and 2022.

The Company participates in the IRS' Compliance Assurance Process (CAP), which is a real-time continuous audit. The IRS has completed its review for years through 2011. Currently, management believes the ultimate resolution of the IRS examinations will not result in a material adverse effect to the Company's financial position or results of operations. Substantially all material foreign income tax return matters have been concluded through 2007. Substantially all state income tax returns have been concluded through 2011.
The Company provides for United States income taxes on earnings of foreign subsidiaries unless they are considered permanently reinvested outside the United States. For those earnings considered to be permanently reinvested outside the United States, a determination of the amount of unrecognized deferred tax liability is not practicable at this time.
As of December 31, 2014 and 2013, the Company had gross unrecognized tax benefits of $18.4 million and $29.2 million of which $13.1 million and $19.3 million would favorably impact our income tax rate in the event that the unrecognized tax benefits are recognized.

The following table reconciles the gross amounts of unrecognized tax benefits at the beginning and end of the period (in millions):

Gross Amount
Amounts of unrecognized tax benefits as of January 1, 2013	$40.4
Amount of decreases due to lapse of the applicable statute of limitations	(2.8)
Amount of decreases due to settlements	(12.7)
Increases as a result of tax positions taken in a prior period	4.3
Amount of unrecognized tax benefit as of December 31, 2013	29.2
Amount of decreases due to lapse of the applicable statute of limitations	(2.4)
Amount of decreases due to settlements	(14.1)
Increases as a result of tax positions taken in the current period	2.6
Increases as a result of tax positions taken in a prior period	3.1
Amount of unrecognized tax benefit as of December 31, 2014	$18.4

The total amount of interest expense recognized in the Consolidated Statements of Earnings for unpaid taxes is $1.8 million, $3.1 million and $3.7 million for the years ended December 31, 2014, 2013 and 2012, respectively. The total amount of interest and penalties included in the Consolidated Balance Sheets is $7.9 million and $12.4 million as of December 31, 2014 and 2013, respectively. Interest and penalties are recorded as a component of income tax expense in the Consolidated Statements of Earnings.

Due to the expiration of various statutes of limitation in the next twelve months, an estimated $2.7 million of gross unrecognized tax benefits may be recognized during that twelve month period.